Payden Emerging Markets Bond Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (97%)
Angola (USD) (1%
)
4,355,000 Angolan Government International Bond
144A , 8.00% , 11/26/29 (a) $ 3,796
5,110,000 Angolan Government International Bond
144A , 9.38% , 5/08/48 (a) 4,119
4,370,000 Angolan Government International Bond
144A , 9.50% , 11/12/25 (a) 4,300
12,215
Argentina (USD) (2%
)
7,730,000 Argentine Republic Government International
Bond , 0.75% , 7/09/30 3,139
1,718,995 Argentine Republic Government International
Bond , 1.00% , 7/09/29 701
5,197,500 Argentine Republic Government International
Bond , 3.50% , 7/09/41 1,743
23,512,476 Argentine Republic Government International
Bond , 3.63% , 7/09/35 7,893
4,424,090 Argentine Republic Government International
Bond , 4.25% , 1/09/38 1,712
925,352 Provincia de Cordoba 144A , 6.88% ,
12/10/25 (a) 800
15,988
Armenia (USD) (0%
)
2,580,000 Republic of Armenia International Bond 144A ,
3.60% , 2/02/31 (a) 2,096
Bahamas (USD) (0%
)
515,000 Intercorp Peru Ltd. 144A , 3.88% , 8/15/29 (a) 442
Bahrain (USD) (2%
)
5,355,000 Bahrain Government International Bond 144A ,
5.25% , 1/25/33 (a) 4,716
555,000 Bahrain Government International Bond 144A ,
5.63% , 9/30/31 (a) 518
4,440,000 Bahrain Government International Bond 144A ,
5.63% , 5/18/34 (a) 3,953
3,850,000 Bahrain Government International Bond 144A ,
6.75% , 9/20/29 (a) 3,875
13,062
Belarus (USD) (0%
)
1,450,000 Republic of Belarus International Bond , 6.20% ,
2/28/30 (b) 551
745,000 Republic of Belarus International Bond , 7.63% ,
6/29/27 (b) 298
849
Bermuda (USD) (1%
)
1,790,000 Bermuda Government International Bond
144A , 5.00% , 7/15/32 (a) 1,741
2,690,000 Geopark Ltd. 144A , 5.50% , 1/17/27 (a) (c) 2,400
2,085,000 Inkia Energy Ltd. 144A , 5.88% , 11/09/27 (a) 2,015
2,535,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A , 4.85% , 10/14/38 (a) (c) 2,330
8,486
Brazil (BRL) (2%
)
34,600,000 Brazil Letras do Tesouro Nacional , 1.59% ,
4/01/24 BRL (d) (e) 6,855
9,043,158 Brazil Notas do Tesouro Nacional Serie B ,
6.00% , 8/15/50 BRL (e) 1,922
Principal
or Shares Security Description
Value
(000)
50,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/29 BRL (e) $ 10,209
18,986
Brazil (USD) (1%
)
1,990,000 Brazilian Government International Bond ,
2.88% , 6/06/25 1,926
3,480,000 Brazilian Government International Bond ,
6.00% , 10/20/33 3,442
4,170,000 Brazilian Government International Bond ,
7.13% , 5/13/54 4,173
2,320,000 Brazilian Government International Bond ,
8.25% , 1/20/34 2,664
12,205
Cayman Islands (USD) (1%
)
3,040,000 CK Hutchison International 23 Ltd. 144A ,
4.88% , 4/21/33 (a) (c) 3,038
1,965,000 DP World Salaam , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750% ) , 6.00% (b) (f) (g) 1,953
2,535,000 Gaci First Investment Co. , 5.38% , 10/13/22 (b) 2,147
868,000 Odebrecht Oil & Gas Finance Ltd. 144A ,
0.00% (a) (g) 46
7,184
Chile (CLP) (1%
)
4,115,000,000 Bonos de la Tesoreria de la Republica en pesos
144A , 5.80% , 6/01/24 CLP (a) (b) (e) 4,396
Chile (EUR) (0%
)
3,460,000 Chile Government International Bond , 4.13% ,
7/05/34 EUR (e) 3,783
Chile (USD) (2%
)
4,531,550 Alfa Desarrollo SpA 144A , 4.55% , 9/27/51 (a) 3,315
7,485,000 Chile Government International Bond , 3.10% ,
5/07/41 5,628
3,450,000 Chile Government International Bond , 3.25% ,
9/21/71 2,221
4,553,244 Chile Government International Bond , 5.33% ,
1/05/54 4,434
15,598
Colombia (COP) (0%
)
10,090,000,000 Colombian TES Series B , 7.25% , 10/26/50
COP (e) 1,945
Colombia (USD) (5%
)
1,362,000 Colombia Government International Bond ,
3.13% , 4/15/31 1,093
3,895,000 Colombia Government International Bond ,
3.25% , 4/22/32 3,062
2,590,000 Colombia Government International Bond ,
3.88% , 4/25/27 2,462
1,440,000 Colombia Government International Bond ,
4.13% , 2/22/42 981
5,180,000 Colombia Government International Bond ,
5.00% , 6/15/45 3,793
13,729,000 Colombia Government International Bond ,
6.13% , 1/18/41 12,021
4,095,000 Colombia Government International Bond ,
7.38% , 9/18/37 4,108
2,180,000 Colombia Government International Bond ,
7.50% , 2/02/34 2,235
1,540,000 Colombia Government International Bond ,
8.00% , 11/14/35 1,625

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,532,000 Colombia Telecomunicaciones SA ESP 144A ,
4.95% , 7/17/30 (a) $ 987
2,410,000 Ecopetrol SA , 8.38% , 1/19/36 2,442
1,530,000 Ecopetrol SA , 8.63% , 1/19/29 1,619
36,428
Costa Rica (USD) (2%
)
3,605,000 Costa Rica Government International Bond
144A , 6.13% , 2/19/31 (a) 3,662
8,880,000 Costa Rica Government International Bond
144A , 6.55% , 4/03/34 (a) 9,112
925,000 Costa Rica Government International Bond
144A , 7.00% , 4/04/44 (a) (c) 941
2,640,000 Costa Rica Government International Bond
144A , 7.16% , 3/12/45 (a) 2,724
3,920,000 Costa Rica Government International Bond
144A , 7.30% , 11/13/54 (a) 4,112
20,551
Czech Republic (CZK) (2%
)
156,210,000 Czech Republic Government Bond Series 103 ,
2.00% , 10/13/33 CZK (e) 5,825
215,950,000 Czech Republic Government Bond Series 105 ,
2.75% , 7/23/29 CZK (e) 8,994
14,819
Dominica Republic (USD) (2%
)
2,050,000 Dominican Republic International Bond 144A ,
4.50% , 1/30/30 (a) 1,873
2,825,000 Dominican Republic International Bond 144A ,
5.30% , 1/21/41 (a) 2,384
4,640,000 Dominican Republic International Bond 144A ,
5.50% , 2/22/29 (a) 4,506
4,740,000 Dominican Republic International Bond 144A ,
6.00% , 7/19/28 (a) 4,779
5,055,000 Dominican Republic International Bond 144A ,
6.88% , 1/29/26 (a) 5,143
18,685
Ecuador (USD) (1%
)
1,257,250 Ecuador Government International Bond 144A ,
2.50% , 7/31/40 (a) 470
8,614,458 Ecuador Government International Bond 144A ,
3.50% , 7/31/35 (a) 3,544
9,990,000 Ecuador Government International Bond 144A ,
20.46% , 7/31/30 (a) (d) 3,397
7,411
Egypt (EUR) (1%
)
8,460,000 Egypt Government International Bond 144A ,
6.38% , 4/11/31 EUR (a) (e) 5,865
Egypt (USD) (0%
)
3,920,000 Egypt Government International Bond 144A ,
7.90% , 2/21/48 (a) 2,341
1,205,000 Egypt Government International Bond 144A ,
8.70% , 3/01/49 (a) 748
3,089
El Salvador (USD) (1%
)
2,215,000 El Salvador Government International Bond
144A , 7.63% , 2/01/41 (a) 1,682
3,320,000 El Salvador Government International Bond
144A , 8.63% , 2/28/29 (a) 3,014
Principal
or Shares Security Description
Value
(000)
2,845,000 El Salvador Government International Bond
144A , 9.50% , 7/15/52 (a) $ 2,436
7,132
Gabon (USD) (0%
)
3,088,000 Gabon Government International Bond 144A ,
6.63% , 2/06/31 (a) 2,533
Ghana (USD) (1%
)
1,650,000 Ghana Government International Bond 144A ,
6.31% , 4/07/25 (a) (d) 624
460,000 Ghana Government International Bond , 8.13% ,
3/26/32 (b) 205
2,490,000 Ghana Government International Bond 144A ,
8.13% , 3/26/32 (a) 1,108
1,910,000 Ghana Government International Bond 144A ,
8.63% , 4/07/34 (a) 854
10,430,000 Ghana Government International Bond 144A ,
8.63% , 6/16/49 (a) 4,569
6,705,000 Ghana Government International Bond 144A ,
10.75% , 10/14/30 (a) 4,345
11,705
Guatemala (USD) (1%
)
2,817,000 Guatemala Government Bond 144A , 4.38% ,
6/05/27 (a) 2,704
2,609,000 Guatemala Government Bond 144A , 4.50% ,
5/03/26 (a) 2,539
2,895,000 Guatemala Government Bond 144A , 4.65% ,
10/07/41 (a) 2,315
580,000 Guatemala Government Bond 144A , 5.38% ,
4/24/32 (a) 557
2,055,000 Guatemala Government Bond 144A , 6.60% ,
6/13/36 (a) 2,083
10,198
Hungary (EUR) (1%
)
3,775,000 Hungary Government International Bond ,
5.00% , 2/22/27 EUR (b) (e) 4,228
Hungary (HUF) (1%
)
2,091,290,000 Hungary Government Bond Series 33/A ,
2.25% , 4/20/33 HUF (e) 4,397
Hungary (USD) (2%
)
4,970,000 Hungary Government International Bond
144A , 2.13% , 9/22/31 (a) 3,984
3,290,000 Hungary Government International Bond
144A , 3.13% , 9/21/51 (a) 2,104
2,870,000 Hungary Government International Bond ,
5.38% , 3/25/24 2,869
2,330,000 Hungary Government International Bond
144A , 6.13% , 5/22/28 (a) 2,401
2,810,000 Hungary Government International Bond
144A , 6.25% , 9/22/32 (a) 2,940
4,004,000 Hungary Government International Bond ,
7.63% , 3/29/41 4,618
18,916
Indonesia (EUR) (1%
)
5,140,000 Indonesia Government International Bond ,
1.40% , 10/30/31 EUR (e) 4,699
Indonesia (USD) (2%
)
3,230,000 Hutama Karya Persero PT 144A , 3.75% ,
5/11/30 (a) 3,000

Principal
or Shares Security Description
Value
(000)
1,260,000 Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT 144A , 4.75% ,
5/15/25 (a) $ 1,241
2,720,000 Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT 144A , 5.80% ,
5/15/50 (a) 2,558
3,860,000 Pertamina Persero PT 144A , 6.50% ,
11/07/48 (a) (c) 4,152
1,664,000 Perusahaan Listrik Negara PT 144A , 4.88% ,
7/17/49 (a) (c) 1,409
2,150,000 Perusahaan Listrik Negara PT 144A , 5.25% ,
5/15/47 (a) 1,951
5,100,000 Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara 144A , 4.00% , 6/30/50 (a) 3,779
18,090
Ireland (USD) (0%
)
4,320,000 C&W Senior Financing DAC 144A , 6.88% ,
9/15/27 (a) 4,098
Israel (USD) (0%
)
2,255,000 Leviathan Bond Ltd. 144A , 6.75% ,
6/30/30 (a) (b) 2,028
Ivory Coast (EUR) (1%
)
2,260,000 Ivory Coast Government International Bond
144A , 4.88% , 1/30/32 EUR (a) (e) 2,054
2,436,000 Ivory Coast Government International Bond
144A , 5.25% , 3/22/30 EUR (a) (e) 2,396
2,250,000 Ivory Coast Government International Bond
144A , 5.88% , 10/17/31 EUR (a) (e) 2,192
2,070,000 Ivory Coast Government International Bond
144A , 6.63% , 3/22/48 EUR (a) (e) 1,762
8,404
Ivory Coast (USD) (1%
)
5,015,000 Ivory Coast Government International Bond
144A , 6.38% , 3/03/28 (a) 4,919
4,110,000 Ivory Coast Government International Bond
144A , 8.25% , 1/30/37 (a) 4,104
9,023
Jersey (USD) (0%
)
4,175,000 Galaxy Pipeline Assets Bidco Ltd. 144A ,
2.63% , 3/31/36 (a) 3,405
Jordan (USD) (1%
)
2,000,000 Jordan Government International Bond 144A ,
6.13% , 1/29/26 (a) 1,954
2,535,000 Jordan Government International Bond 144A ,
7.50% , 1/13/29 (a) 2,488
3,400,000 Jordan Government International Bond 144A ,
7.75% , 1/15/28 (a) 3,411
7,853
Kazakhstan (USD) (0%
)
2,545,000 KazMunayGas National Co. JSC 144A , 3.50% ,
4/14/33 (a) 2,092
Kenya (USD) (1%
)
2,345,000 Republic of Kenya Government International
Bond 144A , 6.88% , 6/24/24 (a) 2,284
3,555,000 Republic of Kenya Government International
Bond 144A , 7.00% , 5/22/27 (a) 3,277
2,985,000 Republic of Kenya Government International
Bond 144A , 7.25% , 2/28/28 (a) 2,684
Principal
or Shares Security Description
Value
(000)
3,790,000 Republic of Kenya Government International
Bond 144A , 8.25% , 2/28/48 (a) $ 3,049
11,294
Lebanon (USD) (0%
)
2,500,000 Lebanon Government International Bond ,
6.00% , 1/27/23 (b) (h) 144
2,760,000 Lebanon Government International Bond ,
6.20% , 2/26/25 (b) (h) 165
1,805,000 Lebanon Government International Bond ,
6.60% , 11/27/26 (b) (h) 106
1,096,000 Lebanon Government International Bond ,
6.65% , 2/26/30 (b) (h) 65
1,540,000 Lebanon Government International Bond ,
6.75% , 11/29/27 (b) (h) 92
1,210,000 Lebanon Government International Bond ,
6.85% , 5/25/29 (h) 71
2,590,000 Lebanon Government International Bond Series
15YR , 7.00% , 3/23/32 (b) (h) 155
798
Luxembourg (USD) (1%
)
3,835,000 EIG Pearl Holdings Sarl 144A , 4.39% ,
11/30/46 (a) 2,941
1,900,000 Minerva Luxembourg SA 144A , 8.88% ,
9/13/33 (a) 1,994
3,130,156 Tierra Mojada Luxembourg II Sarl 144A ,
5.75% , 12/01/40 (a) 2,736
7,671
Malaysia (MYR) (0%
)
16,620,000 Malaysia Government Bond Series 0418 ,
4.89% , 6/08/38 MYR (e) 3,866
Malaysia (USD) (1%
)
4,965,000 Petronas Capital Ltd. 144A , 4.55% , 4/21/50 (a) 4,414
Mauritius (USD) (1%
)
775,000 Azure Power Solar Energy Pvt. Ltd. 144A ,
5.65% , 12/24/24 (a) 759
810,000 Greenko Power II Ltd. 144A , 4.30% ,
12/13/28 (a) 737
520,000 Greenko Solar Mauritius Ltd. 144A , 5.95% ,
7/29/26 (a) (c) 510
2,573,324 India Cleantech Energy 144A , 4.70% ,
8/10/26 (a) 2,408
4,414
Mexico (MXN) (0%
)
26,900,000 Grupo Televisa SAB , 7.25% , 5/14/43 MXN (e) 992
31,310,000 Mexican Bonos Series M , 8.00% , 7/31/53
MXN (e) 1,571
2,563
Mexico (USD) (8%
)
1,935,000 BBVA Bancomer SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.661% ) , 8.45% , 6/29/38 (a) (f) 2,021
2,060,000 Buffalo Energy Mexico Holdings/Buffalo
Energy Infrastructure/Buffalo Energy 144A ,
7.88% , 2/15/39 (a) 2,135
1,890,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534% ) , 5.13% (a) (c) (f) (g) 1,801

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,547,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A , 4.96% ,
7/18/29 (a) $ 3,410
1,970,000 Corp. Inmobiliaria Vesta SAB de CV 144A ,
3.63% , 5/13/31 (a) (c) 1,671
2,270,000 Electricidad Firme de Mexico Holdings SA de
CV 144A , 4.90% , 11/20/26 (a) 2,105
3,536,447 Fermaca Enterprises S de RL de CV 144A ,
6.38% , 3/30/38 (a) 3,432
1,730,000 Grupo Axo SAPI de CV 144A , 5.75% ,
6/08/26 (a) 1,618
1,730,000 Mexico Government International Bond ,
4.88% , 5/19/33 1,654
2,330,000 Mexico Government International Bond ,
5.40% , 2/09/28 2,377
2,980,000 Mexico Government International Bond ,
6.00% , 5/07/36 3,040
5,320,000 Mexico Government International Bond ,
6.34% , 5/04/53 5,316
2,840,000 Mexico Government International Bond ,
6.35% , 2/09/35 2,961
3,828,000 Petroleos Mexicanos , 6.49% , 1/23/27 3,601
4,140,000 Petroleos Mexicanos , 6.50% , 3/13/27 3,885
3,340,000 Petroleos Mexicanos , 6.63% , 6/15/35 2,516
6,581,000 Petroleos Mexicanos , 6.70% , 2/16/32 5,377
6,264,000 Petroleos Mexicanos , 6.75% , 9/21/47 4,001
4,735,000 Petroleos Mexicanos , 6.95% , 1/28/60 3,040
2,625,000 Petroleos Mexicanos , 7.69% , 1/23/50 1,837
3,190,000 Petroleos Mexicanos , 8.75% , 6/02/29 3,083
2,255,000 Sitios Latinoamerica SAB de CV 144A , 5.38% ,
4/04/32 (a) 2,102
62,983
Mongolia (USD) (1%
)
4,850,000 Mongolia Government International Bond
144A , 3.50% , 7/07/27 (a) 4,326
1,280,000 Mongolia Government International Bond
144A , 7.88% , 6/05/29 (a) 1,318
2,510,000 Mongolia Government International Bond
144A , 8.65% , 1/19/28 (a) 2,639
8,283
Morocco (USD) (1%
)
4,085,000 Morocco Government International Bond
144A , 3.00% , 12/15/32 (a) 3,293
3,985,000 Morocco Government International Bond
144A , 5.95% , 3/08/28 (a) 4,072
3,480,000 Morocco Government International Bond
144A , 6.50% , 9/08/33 (a) 3,603
10,968
Namibia (USD) (1%
)
4,888,000 Namibia International Bonds 144A , 5.25% ,
10/29/25 (a) 4,832
Netherlands (USD) (1%
)
4,175,000 Minejesa Capital BV 144A , 5.63% ,
8/10/37 (a) (c) 3,625
2,620,000 Prosus NV 144A , 4.03% , 8/03/50 (a) 1,677
5,302
Nigeria (USD) (3%
)
4,970,000 Nigeria Government International Bond 144A ,
6.13% , 9/28/28 (a) 4,332
Principal
or Shares Security Description
Value
(000)
4,395,000 Nigeria Government International Bond 144A ,
6.50% , 11/28/27 (a) $ 3,990
1,540,000 Nigeria Government International Bond 144A ,
7.14% , 2/23/30 (a) 1,345
1,010,000 Nigeria Government International Bond 144A ,
7.38% , 9/28/33 (a) 833
4,575,000 Nigeria Government International Bond 144A ,
7.70% , 2/23/38 (a) 3,621
5,885,000 Nigeria Government International Bond 144A ,
8.25% , 9/28/51 (a) 4,676
3,680,000 Nigeria Government International Bond 144A ,
8.38% , 3/24/29 (a) 3,450
22,247
Oman (USD) (2%
)
5,815,000 Oman Government International Bond 144A ,
5.38% , 3/08/27 (a) 5,833
4,320,000 Oman Government International Bond 144A ,
6.25% , 1/25/31 (a) 4,478
2,360,000 Oman Government International Bond 144A ,
6.50% , 3/08/47 (a) 2,334
860,000 Oman Government International Bond 144A ,
6.75% , 1/17/48 (a) 868
2,270,000 Oman Government International Bond 144A ,
7.38% , 10/28/32 (a) 2,531
1,880,000 Oman Sovereign Sukuk Co. 144A , 5.93% ,
10/31/25 (a) 1,898
17,942
Pakistan (USD) (1%
)
8,515,000 Pakistan Government International Bond
144A , 7.38% , 4/08/31 (a) 5,578
2,665,000 Pakistan Government International Bond
144A , 8.88% , 4/08/51 (a) 1,673
7,251
Panama (USD) (1%
)
3,130,000 Panama Government International Bond ,
3.87% , 7/23/60 1,771
2,680,000 Panama Government International Bond ,
4.30% , 4/29/53 1,715
3,175,000 Panama Government International Bond ,
4.50% , 4/16/50 2,106
5,592
Paraguay (USD) (1%
)
2,620,000 Paraguay Government International Bond
144A , 2.74% , 1/29/33 (a) 2,125
3,490,000 Paraguay Government International Bond
144A , 4.70% , 3/27/27 (a) 3,444
4,035,000 Paraguay Government International Bond
144A , 5.85% , 8/21/33 (a) 4,022
1,015,000 Paraguay Government International Bond
144A , 6.10% , 8/11/44 (a) 973
10,564
Peru (PEN) (2%
)
6,210,000 Fondo MIVIVIENDA SA 144A , 7.00% ,
2/14/24 PEN (a) (e) 1,628
45,450,000 Peru Government Bond , 5.35% , 8/12/40
PEN (e) 10,298
20,300,000 Peru Government Bond 144A , 7.30% , 8/12/33
PEN (a) (b) (e) 5,634

Principal
or Shares Security Description
Value
(000)
10,465,000 Peruvian Government International Bond
144A , 6.90% , 8/12/37 PEN (a) (e) $ 2,783
20,343
Peru (USD) (1%
)
1,275,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.000% ) , 3.13% , 7/01/30 (a) (f) 1,217
450,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450% ) , 3.25% , 9/30/31 (a) (f) 410
12,610,000 Peruvian Government International Bond ,
3.60% , 1/15/72 8,562
10,189
Philippines (USD) (1%
)
1,330,000 Philippine Government International Bond ,
5.00% , 7/17/33 1,347
2,670,000 Philippine Government International Bond ,
5.50% , 1/17/48 (c) 2,739
4,086
Poland (USD) (1%
)
2,390,000 Bank Gospodarstwa Krajowego 144A , 5.38% ,
5/22/33 (a) 2,401
3,100,000 Republic of Poland Government International
Bond , 5.50% , 4/04/53 3,140
5,541
Qatar (USD) (2%
)
4,240,000 Qatar Government International Bond 144A ,
4.40% , 4/16/50 (a) 3,723
7,750,000 Qatar Government International Bond 144A ,
4.82% , 3/14/49 (a) 7,229
3,825,000 Qatar Government International Bond 144A ,
5.10% , 4/23/48 (a) 3,714
14,666
Romania (EUR) (1%
)
6,135,000 Romanian Government International Bond
144A , 3.38% , 1/28/50 EUR (a) (e) 4,565
2,726,000 Romanian Government International Bond
144A , 4.63% , 4/03/49 EUR (a) (e) 2,506
7,071
Romania (USD) (1%
)
8,580,000 Romanian Government International Bond
144A , 3.00% , 2/27/27 (a) 8,030
Saudi Arabia (USD) (3%
)
3,110,000 Saudi Arabian Oil Co. 144A , 3.50% ,
11/24/70 (a) 1,996
5,675,000 Saudi Arabian Oil Co. 144A , 4.25% ,
4/16/39 (a) 4,926
4,280,000 Saudi Government International Bond 144A ,
3.25% , 11/17/51 (a) 2,845
7,925,000 Saudi Government International Bond 144A ,
3.45% , 2/02/61 (a) 5,223
6,805,000 Saudi Government International Bond 144A ,
3.75% , 1/21/55 (a) 4,855
6,220,000 Saudi Government International Bond 144A ,
5.00% , 1/18/53 (a) 5,534
1,985,000 Saudi Government International Bond 144A ,
5.25% , 1/16/50 (a) 1,861
27,240
Principal
or Shares Security Description
Value
(000)
Serbia (EUR) (1%
)
4,505,000 Serbia International Bond 144A , 3.13% ,
5/15/27 EUR (a) (e) $ 4,668
Singapore (USD) (0%
)
1,492,844 Continuum Energy Levanter Pte Ltd. 144A ,
4.50% , 2/09/27 (a) 1,424
South Africa (USD) (4%
)
3,125,000 Eskom Holdings SOC Ltd. 144A , 6.35% ,
8/10/28 (a) 3,037
1,610,000 Eskom Holdings SOC Ltd. 144A , 7.13% ,
2/11/25 (a) 1,605
1,805,000 Eskom Holdings SOC Ltd. 144A , 8.45% ,
8/10/28 (a) 1,809
3,070,000 Republic of South Africa Government
International Bond , 4.30% , 10/12/28 2,817
2,700,000 Republic of South Africa Government
International Bond , 5.65% , 9/27/47 2,017
2,625,000 Republic of South Africa Government
International Bond , 5.75% , 9/30/49 1,953
13,420,000 Republic of South Africa Government
International Bond , 5.88% , 6/22/30 12,663
2,085,000 Republic of South Africa Government
International Bond , 5.88% , 4/20/32 1,918
1,355,000 Republic of South Africa Government
International Bond , 7.30% , 4/20/52 1,201
29,020
South Africa (ZAR) (1%
)
243,342,000 Republic of South Africa Government Bond
Series R214 , 6.50% , 2/28/41 ZAR (e) 7,846
Spain (USD) (0%
)
2,180,000 AI Candelaria Spain SA 144A , 5.75% ,
6/15/33 (a) 1,687
1,530,373 AI Candelaria Spain SA 144A , 7.50% ,
12/15/28 (a) 1,458
3,145
Sri Lanka (USD) (2%
)
9,295,000 Sri Lanka Government International Bond
144A , 6.20% , 5/11/27 (a) 4,786
10,535,000 Sri Lanka Government International Bond
144A , 6.83% , 7/18/26 (a) 5,526
8,765,000 Sri Lanka Government International Bond
144A , 6.85% , 11/03/25 (a) 4,593
1,885,000 Sri Lanka Government International Bond
144A , 7.55% , 3/28/30 (a) 963
5,665,000 Sri Lanka Government International Bond
144A , 7.85% , 3/14/29 (a) 2,897
2,875,000 Sri Lanka Government International Bond
144A , 36.71% , 7/25/22 (a) (d) 1,540
20,305
Supranational (USD) (0%
)
2,640,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. , 5.75% , 4/01/33 2,617
485,000 Promigas SA ESP/Gases del Pacifico SAC 144A ,
3.75% , 10/16/29 (a) 423
3,040
Thailand (THB) (1%
)
99,660,000 Thailand Government Bond , 2.00% , 6/17/42
THB (e) 2,420

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
51,365,000 Thailand Government Bond , 3.45% , 6/17/43
THB (e) $ 1,529
3,949
Turkey (TRY) (1%
)
165,065,000 Turkiye Government Bond , 17.30% , 7/19/28
TRY (e) 4,224
126,600,000 Turkiye Government Bond , 17.80% , 7/13/33
TRY (e) 3,112
7,336
Turkey (USD) (2%
)
5,360,000 Hazine Mustesarligi Varlik Kiralama AS 144A ,
8.51% , 1/14/29 (a) 5,568
3,170,000 Istanbul Metropolitan Municipality 144A ,
10.50% , 12/06/28 (a) 3,356
2,265,000 Turkiye Government International Bond ,
4.25% , 4/14/26 2,163
4,870,000 Turkiye Government International Bond ,
6.00% , 1/14/41 3,898
5,050,000 Turkiye Government International Bond ,
9.13% , 7/13/30 5,396
20,381
Ukraine (EUR) (0%
)
1,385,000 Ukraine Government International Bond 144A ,
4.38% , 1/27/32 EUR (a) (e) 320
2,790,000 Ukraine Government International Bond 144A ,
6.75% , 6/20/28 EUR (a) (e) 727
1,047
Ukraine (USD) (1%
)
4,360,000 Ukraine Government International Bond 144A ,
7.25% , 3/15/35 (a) 1,003
980,000 Ukraine Government International Bond 144A ,
7.38% , 9/25/34 (a) 227
3,005,000 Ukraine Government International Bond ,
7.75% , 9/01/27 (b) 774
1,135,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/27 (a) 294
6,015,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/28 (a) 1,537
5,768,000 Ukraine Government International Bond 144A ,
7.75% , 9/01/29 (a) 1,463
2,695,000 Ukraine Government International Bond 144A ,
7.75% , 8/01/41 (a) (i) 1,250
6,548
United Arab Emirates (USD) (3%
)
9,998,000 Abu Dhabi Crude Oil Pipeline LLC 144A ,
4.60% , 11/02/47 (a) 8,923
2,125,481 Acwa Power Management And Investments
One Ltd. 144A , 5.95% , 12/15/39 (a) 2,058
3,750,000 Emirate of Dubai Government International
Bonds , 3.90% , 9/09/50 (b) 2,753
1,580,000 MDGH GMTN RSC Ltd. 144A , 5.08% ,
5/22/53 (a) (c) 1,505
2,000,000 UAE International Government Bond 144A ,
4.95% , 7/07/52 (a) 1,906
17,145
United Kingdom (USD) (0%
)
1,200,000 MARB BondCo PLC 144A , 3.95% , 1/29/31 (a) 961
Principal
or Shares Security Description
Value
(000)
United States (USD) (1%
)
5,045,708 BBFI Liquidating Trust 144A , 1.17% ,
12/30/99 (a) (d) $ 2,051
1,845,000 Gran Tierra Energy Inc. 144A , 9.50% ,
10/15/29 (a) (c) 1,634
870,000 Kosmos Energy Ltd. 144A , 7.50% ,
3/01/28 (a) (c) 806
580,000 Kosmos Energy Ltd. 144A , 7.75% , 5/01/27 (a) 549
1,830,000 NBM U.S. Holdings Inc. 144A , 6.63% ,
8/06/29 (a) 1,786
640,000 NBM U.S. Holdings Inc. 144A , 7.00% ,
5/14/26 (a) 642
1,930,000 Sasol Financing USA LLC , 5.88% , 3/27/24 1,925
9,393
Uruguay (UYU) (1%
)
33,389,020 Uruguay Government International Bond ,
3.88% , 7/02/40 UYU (e) 915
142,497,309 Uruguay Government International Bond ,
4.38% , 12/15/28 UYU (e) 3,849
41,200,000 Uruguay Government International Bond ,
8.25% , 5/21/31 UYU (e) 997
5,761
Uzbekistan (USD) (3%
)
9,285,000 Republic of Uzbekistan International Bond
144A , 3.70% , 11/25/30 (a) 7,626
6,795,000 Republic of Uzbekistan International Bond
144A , 4.75% , 2/20/24 (a) 6,793
4,550,000 Republic of Uzbekistan International Bond
144A , 5.38% , 2/20/29 (a) 4,252
3,440,000 Republic of Uzbekistan International Bond
144A , 7.85% , 10/12/28 (a) 3,583
22,254
Venezuela (USD) (0%
)
3,630,000 Petroleos de Venezuela SA , 5.38% ,
4/12/27 (b) (h) 384
3,440,000 Petroleos de Venezuela SA , 6.00% ,
11/15/26 (b) (h) 380
1,122,500 Petroleos de Venezuela SA , 8.50% ,
10/27/20 (b) (h) 951
2,890,000 Petroleos de Venezuela SA , 9.00% ,
11/17/21 (b) (h) 335
1,420,000 Venezuela Government International Bond ,
7.00% , 3/31/38 (b) (h) 217
4,560,000 Venezuela Government International Bond ,
7.65% , 4/21/25 (b) (h) 682
2,350,000 Venezuela Government International Bond ,
7.75% , 10/13/19 (b) (h) 303
5,300,000 Venezuela Government International Bond ,
9.25% , 9/15/27 (h) 965
4,217
Virgin Islands (British) (USD) (0%
)
1,100,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A , 5.25% ,
4/27/29 (a) 1,029
Zambia (USD) (1%
)
8,210,000 Zambia Government International Bond 144A ,
8.50% , 4/14/24 (a) 5,232

Principal
or Shares Security Description
Value
(000)
8,000,000 Zambia Government International Bond 144A ,
8.97% , 7/30/27 (a) $ 5,057
10,289
Total Bonds
(Cost - $898,180) 810,792
Investment Company (2%)
15,643,396 Payden Cash Reserves Money Market Fund *
(Cost - $ 15,643 ) 15,643
Total Investments (Cost - $913,823)  (99%)
826,435
Other Assets, net of Liabilities ( 1% )
8,379
Net Assets (100%)
$ 834,814
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) All or a portion of these securities are on loan. At January 31, 2024, the total market value of the Fund’s securities on loan is $7,244 and the total market value of the collateral held by the Fund is $7,460. Amounts in 000s.
(d) Yield to maturity at time of purchase.
(e) Principal in foreign currency.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(g) Perpetual security with no stated maturity date.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
INR 638,620
USD  7,636 BNP PARIBAS 03/26/2024 $ 38
KZT 1,751,300
USD  3,650 HSBC Bank USA, N.A. 04/16/2024 175
USD 4,014
MYR  18,706 Barclays Bank PLC 03/11/2024 50
USD 3,751
THB  130,900 Barclays Bank PLC 03/20/2024 47
USD 3,022
CLP  2,682,200 BNP PARIBAS 02/15/2024 141
USD 538
HUF  189,400 BNP PARIBAS 03/19/2024 7
USD 11,491
BRL  56,936 HSBC Bank USA, N.A. 04/02/2024 69
USD 12,281
PEN  46,302 HSBC Bank USA, N.A. 05/13/2024 132
USD 14,774
CZK  337,240 HSBC Bank USA, N.A. 05/20/2024 119
USD 6,588
MXN  114,320 Morgan Stanley & Co. LLC 05/13/2024 58
836
Liabilities:
BRL 3,777 USD  761 HSBC Bank USA, N.A. 04/02/2024 (4)
CLP 5,363,400 USD  6,061 BNP PARIBAS 02/15/2024 (300)
CNH 55,297 USD  7,794 HSBC Bank USA, N.A. 03/11/2024 (82)
EUR 3,538 USD  3,864 HSBC Bank USA, N.A. 03/18/2024 (33)
HUF 4,441,600 USD  12,466 BNP PARIBAS 03/19/2024 (19)
PLN 14,888 USD  3,723 BNP PARIBAS 04/15/2024 (9)
TRY 25,345 USD  769 Barclays Bank PLC 04/22/2024 –
USD 3,641 HUF  1,309,300 BNP PARIBAS 03/19/2024 (28)
USD 1,732 COP  6,925,000 BNP PARIBAS 04/09/2024 (24)
USD 7,964 ZAR  153,330 BNP PARIBAS 04/18/2024 (171)
USD 7,661 CNH  55,297 HSBC Bank USA, N.A. 03/11/2024 (50)
USD 57,462 EUR  53,275 HSBC Bank USA, N.A. 03/18/2024 (228)
(948)
Net Unrealized Appreciation (Depreciation)
$(112)

Payden Mutual Funds
Payden Emerging Markets Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 1% Quarterly,
Receive upon credit default 12/20/2028 USD 25,180 $853 $943 $(90)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.390% Annually,
Pay Variable 11.501% (MXIBTIIE) 28 days 04/01/2033 MXN 49,950 $(47) $– $(47)
10-Year MXIBTIIE Swap, Receive Fixed 8.150% 28 Days,
Pay Variable 11.501% (MXIBTIIE) 28 Days 07/30/2032 MXN 74,200 (124) – (124)
10-Year MXIBTIIE Swap, Receive Fixed 8.340% 28 Days,
Pay Variable 11.501% (MXIBTIIE) 28 Days 03/29/2033 MXN 66,500 (75) – (75)
10-Year MXIBTIIE Swap, Receive Fixed 8.8% 28 Days, Pay
Variable 11.501% (MXIBTIIE) 28 Days 06/25/2032 MXN 92,400 55 – 55
10-Year MXIBTIIE Swap, Receive Fixed 8.81% 28 Days, Pay
Variable 11.501% (MXIBTIIE) 28 Days 06/24/2032 MXN 151,800 96 – 96
10-Year MXIBTIIE Swap, Receive Fixed 9.400% 28 Days,
Pay Variable 11.501% (MXIBTIIE) 28 Days 09/28/2033 MXN 87,700 258 – 258
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 3.924% (ESTRON) Annually 10/17/2030 EUR 2,250 161 – 161
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 5.350% (SOFRRATE) Annually 10/17/2030 USD 2,534 (141) – (141)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 3.894% (ESTRON) Annually 10/30/2031 EUR 5,215 117 – 117
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 5.320% (SOFRRATE) Annually 10/30/2031 USD 5,530 (282) – (282)
$18 $– $18